Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated net loss	$ (35,798)	$ (53,568)	$ (10,221)
Other comprehensive (loss) income, net of income taxes of nil:
Unrealized gain (loss) on defined benefit plans	232	29	(117)
Foreign currency translation adjustment	(1,124)	(462)	1,612
Foreign currency translation reclassified into earnings upon sale of foreign subsidiaries	604
Total other comprehensive (loss) income, net of income taxes of nil	(288)	(433)	1,495
Consolidated comprehensive loss	(36,086)	(54,001)	(8,726)
Less: Comprehensive loss attributable to noncontrolling interest	1,069	3,267	571
Comprehensive loss attributable to Identive Group, Inc. Stockholders´ equity	$ (35,017)	$ (50,734)	$ (8,155)